Accounts Receivable, Net	6 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

As of September 30, 2024 and March 31, 2025, accounts receivable and allowance for credit losses consisted of the following:

	As of September 30, 2024	As of March 31, 2025
		(Unaudited)
Accounts receivable	$7,909,633	$6,796,864
Less: allowance for credit losses	(107,598)	(134,868)
Accounts receivable, net	$7,802,035	$6,661,996

Accounts receivable are considered overdue after 180 days, the general credit term the Company offers to customers. As of September 30, 2024 and March 31, 2025, the overdue accounts receivable, net of allowance for credit losses, ageing between 180 days and one year were $128,571 and $887,883, respectively.

The movement is the allowance for credit losses for the six months ended March 31, 2024 and 2025:

	Six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Balance at beginning of period	$2,810	$107,598
Changes in credit losses	78,788	30,926
Foreign currency translation adjustment	(122)	(3,656)
Balance at the end of period	$81,476	$134,868

For the six months ended March 31, 2024 and 2025, the Company recorded credit losses of $78,788 and $30,926 from continuing operations and $946,578 and $1,590 from discontinued operation.